INVESTMENTS - Equity-method investments (Details) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2019	Jan. 31, 2016	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
Equity-method investments
Investment income (loss)			¥ (60)	$ (9)		¥ (140)	¥ (164)
Long-term investment, impairment loss			63			92	10
Covid 19 | Equity-method investments
Equity-method investments
Long-term investment, impairment loss			63			47
AAPC LUB
Equity-method investments
Investment income (loss)			35			21	47
Proceeds from Dividends Received			0			0	39
Equity Method Investments			525			490
Percentage of equity interest acquired		28.00%
Hotel related funds
Equity-method investments
Investment income (loss)			55			(16)	11
Equity Method Investments			488			476
Maximum potential loss, in loss of value of interests in investments			488
China Hospitality JV
Equity-method investments
Investment income (loss)			4			(12)	¥ (2)
Equity Method Investments			99			103
Percentage of equity interest acquired								20.00%
Zleep
Equity-method investments
Investment income (loss)			12			(23)
Equity Method Investments			¥ 68			¥ 88
Percentage of equity interest acquired	51.00%
Commerz
Equity-method investments
Equity-method investments ownership percentage			34.00%
Investment income (loss)			¥ 1
Equity Method Investments			¥ 85
Consideration for purchase of investments | €					€ 12